RESEARCH AND DEVELOPMENT, NET	12 Months Ended
Dec. 31, 2013
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
NOTE 9   -     RESEARCH AND DEVELOPMENT, NET

	Year ended December 31,		Period from September 22, 2000 (inception date) through December 31,
	2013	2012	2013
	U.S. $ in thousands

Research and development	4,030	2,688	33,551
Less : Ramot reverse accruals (See Note 3)	-	-	(760)
Less : Participation by the Israeli Office of the Chief Scientist	(1,113)	(918)	(3,685)
	2,917	1,770	29,106